Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 18, 2011 Marysville Acquisition [Member]	Dec. 31, 2011 Marysville Acquisition [Member]	Jan. 04, 2011 Marysville Acquisition [Member]	Dec. 30, 2010 Marysville Acquisition [Member]	Dec. 31, 2011 Gross Receipts [Member]	Dec. 31, 2011 Tax Surcharge [Member]	Dec. 31, 2011 Taxable Income [Member]	Dec. 31, 2011 Michigan [Member] Marysville Acquisition [Member]
Income Taxes [Line Items]
Deferred tax balance	$ 0	$ 0
Current, federal income tax expense	(29.3)
Deferred tax liabilities from acquisition							35.0
Income Taxes Paid				29.3	29.3						0.3
Taxes Payable, Current					5.4	35.0
Texas Margin Tax Rate	1.00%
Michigan Business Tax								0.80%	21.99%	4.95%
Current, state income tax expense	(1.3)	(1.1)	(1.0)		0.3
Deferred, federal income tax benefit (expense)	29.3
Deferred, state income tax benefit (expense)	0.8	(0.4)
Total income tax expense	(0.5)	(1.5)	(1.0)
Net long-term deferred tax liabilities	$ 3.4	$ 4.1